5. STOCK OPTIONS (Tables)	9 Months Ended
Sep. 30, 2020
Share-based Payment Arrangement [Abstract]
Stock options granted
	Grant Date	Expiration Date	Vesting Period	Number of Stock Options Granted	Exercise Price	Black Scholes Valuation

Cartwright, Gene	07/14/2020	07/12/2030	Vesting(1)	400,000	$0.49	$0.483
Faupel, Mark	07/14/2020	07/12/2030	Vesting(1)	400,000	$0.49	$0.483
Imhoff, John	07/14/2020	07/12/2030	Immediate	50,000	$0.49	$0.483
James, Michael	07/14/2020	07/12/2030	Immediate	50,000	$0.49	$0.483
Clavijo, James	07/14/2020	07/12/2030	Vesting(1)	300,000	$0.49	$0.483
Battle, Lisa	07/14/2020	07/12/2030	Vesting(1)	178,000	$0.49	$0.483
Sufka, Melissa	07/14/2020	07/12/2030	Vesting(1)	178,000	$0.49	$0.483
Waterstreet, Alesandra	07/14/2020	07/12/2030	Vesting(1)	178,000	$0.49	$0.483
Wells, William	07/14/2020	07/12/2030	18 months	66,000	$0.49	$0.483
				1,800,000

Stock options vested, unvested and granted
Stock options vested	519,500
Stock options unvested	1,280,500
Total stock options granted at September 30, 2020	1,800,000

Stock option activity
	September 30, 2020
	Shares	Weighted Average Exercise Price

Outstanding at beginning of year	—	—
Options granted	1,800,000	$0.49
Options exercised	—	—
Options expired/forfeited	—	—
Outstanding at end of the period	1,800,000	$0.49